N-2	Jan. 28, 2026
Cover [Abstract]
Entity Central Index Key	0001572694
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	GOLDMAN SACHS BDC, INC.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	GS BDC’s investment objective is to generate current income and, to a lesser extent, capital appreciation primarily through direct originations of secured debt, including first lien, unitranche, including last out portions of such loans, and second lien debt, and unsecured debt, including mezzanine debt, as well as through select equity investments.